Redeemable Convertible Preferred Shares And Capital Deficiency - Schedule of Foreseeable Plans to Pay Dividends (Details) - Foreseeable Plans [Member] - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Schedule of Foreseeable Plans to Pay Dividends [Line Items]
Dividend yield		0.00%	0.00%
Total fair value at the grant date		$ 4,617	$ 1,268
Weighted average fair value at the grant date		$ 27.47	$ 17.89
Probability of an IPO		90.00%	40.00%
Expected time to IPO (years)		6 months	1 year
Probability of liquidation event		10.00%	60.00%
Expected time to liquidation (years)		3 years	3 years
Maximum [Member]
Schedule of Foreseeable Plans to Pay Dividends [Line Items]
Expected volatility	[1]	63.01%	61.60%
Risk-free interest		4.76%	4.70%
Expected term	[2]	7 years	7 years
Exercise price		$ 27.19	$ 10.62
Minimum [Member]
Schedule of Foreseeable Plans to Pay Dividends [Line Items]
Expected volatility	[1]	62.27%	59.33%
Risk-free interest		4.65%	4.69%
Expected term	[2]	5 years	5 years
Exercise price		$ 0.57	$ 0.57

[1]	The annual expected volatility was applied, based on the average historical volatility of comparable companies for a period equal to the expected period, as of the valuation date.
[2]	Expected term (years) — represents the period that the Company’s options granted are expected to be outstanding. There is not sufficient historical share exercise data to calculate the expected term of the share options. Therefore, the Company elected to utilize the simplified method to value option grants. Under this approach, the weighted-average expected life is presumed to be the average of the shortest vesting term and the contractual term of the option.